Pension and Other Employee Benefit Plans (Components of Net Periodic Costs of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 33,190	¥ 39,672	¥ 45,697
Interest costs on projected benefit obligations	5,636	5,790	5,590
Expected return on plan assets	(37,051)	(41,887)	(40,551)
Amortization of prior service cost (benefits)	(4,820)	(2,378)	121
Amortization of net actuarial loss (gain)	(20,485)	1,671	(5,873)
Special termination benefits	10,791	9,569	9,793
Loss (gain) on settlement	0	(3,945)
Net periodic benefit cost	¥ (12,739)	¥ 8,492	¥ 14,777